TAXES ON INCOME: - Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Domestic	$ 19,798	$ 9,880	$ 6,745
Foreign	100	1,649	1,376
Total	19,898	11,529	8,121
Deferred:
Domestic	618	(581)	(364)
Foreign	26	(52)	86
Total	644	(633)	(278)
Provision for income taxes	$ 20,542	$ 10,896	$ 7,843